Summary of Deposit Balances (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Deposits [Abstract]
Noninterest-bearing demand deposit	$ 146,062		$ 139,428
Interest-bearing accounts: [Abstract]
Business checking	206		0
NOW and money market accounts	442,723		449,675
Savings accounts	44,236		45,090
Certificates of deposit	377,486	[1]	350,556	[1]
Total interest-bearing accounts	864,651		845,321
Total deposits	1,010,713		984,749
Brokered deposits	19,799		20,682
Certificates of Deposit, $100,000 or More	$ 172,587		$ 150,365

[1]	(1) Includes brokered deposits of $19.8 million and $20.7 million at December 31, 2014 and 2013, respectively.